RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RESTRICTED NET ASSETS
Appropriations from after-tax profit to general reserve fund (as a percent)	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserves are no longer required	50.00%
Appropriation to statutory reserve	¥ 0	¥ 0	¥ 0
Restricted share capital	¥ 717,322	¥ 984,959